Significant Accounting Policies (Details 2) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 quarter M Y subsidiary	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2009 CRIC Y	Dec. 31, 2011 CRIC Y	Dec. 31, 2011 Computers and equipment Y	Dec. 31, 2011 Furniture and fixtures Y
Significant Accounting Policies
Term of loan agreements (in years)	10
Number of wholly owned subsidiaries established to engage directly in advertising business	2
Term of trademark license agreements (in years)	1
Cash equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Property and equipment
Estimated useful lives of assets, low end of range (in years)						3
Estimated useful lives of assets, high end of range (in years)						4
Estimated useful lives of assets (in years)							5
Depreciation	$ 20,968,000	$ 13,609,000	$ 15,272,000
Intangible assets other than goodwill
Estimated useful lives of intangible assets, low end of range (in years)	2
Estimated useful lives of intangible assets, high end of range (in years)	10
Equity investments
Number of quarters within which results of equity method earnings are recognized in arrears	1
Minimum period to hold marketable equity securities (in years)	1
Convertible Debt
Period of amortization of debt discount (in years)	4
Criteria to be classified as current liability, maximum maturity period (in years)	1
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates	6
MVAS revenue recognition, period of lag (in months)	1
MVAS revenues	83,500,000	86,200,000	119,300,000
Deferred revenue
Amount allocated to fair value of License Agreements				187,400,000	187,400,000
License Agreements, period of amortization of deferred revenue (in years)				10	10
Fee-based services
Taxes assessed by governmental authority	32,500,000	27,200,000	22,900,000
Costs of revenue:
Cost of advertising revenues as a percentage of advertising revenues in China	8.50%
Percentage of cost of non-advertising revenues for mobile related revenues	3.30%
Percentage of cost of non-advertising revenues to non-advertising revenue (as a percent)	5.50%
Advertising expense
Advertising expenses	87,200,000	45,000,000	45,800,000
Stock-based compensation
Vesting period of stock options granted (in years)	4 years
Vesting period of restricted share units, low end of range (in years)	P3Y
Vesting period of restricted share units, high end of range (in years)	P4Y
Operating leases
Maximum initial lease term of office space (in years)	3
Income taxes
Minimum probability of tax benefit being realized upon settlement (as a percent)	50.00%
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive income (loss)	22,227,000	10,645,000	216,000
Net foreign currency transaction gain (loss)	$ 2,300,000	$ 1,300,000	$ (100,000)